Long-term Debt - 2021 - Additional Information (Details)			12 Months Ended
	Oct. 20, 2021 CAD ($) $ / shares shares	Jul. 17, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Nov. 30, 2021 CAD ($)	Oct. 20, 2021 $ / shares	Dec. 31, 2020 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Conversion of secured convertible debt into shares			$ 2,664,000
Share capital			$ 979,849,000	$ 979,849,000			$ 977,261,000
Top of Range | Convertible Common Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Option to purchase additional secured convertible debentures					$ 5,740,000
Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Conversion of secured convertible debt into shares	$ 2,664,000
Debt conversion converted instrument common shares issued | shares	109,857
Conversion price per common share | (per share)	$ 24.20					$ 19.60
Minimum cash balance required for conversion right became exercisable	$ 75,000,000
Share capital	2,589,000
Gain on extinguishment of liability	$ 75,000
Fairhaven Acquisition | Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Acquisition closure date		Jul. 17, 2020
Principal/face amount		$ 2,410,000
Interest rate		8.00%
Maturity date		March 31, 2022